Consolidated Statements of Equity - USD ($) $ in Millions	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit)	Accumulated Other Comp Loss		Unearned Employee Stock Ownership Plan (ESOP) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total Company [Domain]
Beginning balance at Dec. 31, 2017	$ 101,647		$ 8	$ 81,272	$ 28,931	$ (8,972)		$ (189)	$ (1,000)	$ 1,597
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of Accounting Standard	(41)				996	(1,037)
Net (loss) income	4,000				3,845					155
Other comprehensive loss	(2,385)					(2,385)				(37)	$ (2,422)
Dividends	(3,491)	[1]			(3,491)
Stock Issued During Period, Value, New Issues And Treasury Stock Reissued	198			198
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	561			506				55
Distributions to non-controlling interests	(168)									(168)
Purchases of Treasury Stock	(4,421)								(4,421)
Other	(37)				(24)					61
Ending balance at Dec. 31, 2018	$ 95,900		8	81,976	30,257	(12,394)		(134)	(5,421)	1,608
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 4.56
Adoption of Accounting Standard	$ (111)				(111)
Net (loss) income	600				498					102
Other comprehensive loss	(520)					(520)				10	(510)
Dividends	(1,611)	[1]		(446)	(1,165)
Stock Issued During Period, Value, New Issues And Treasury Stock Reissued	85			85
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	222			194	(1)			29
Distributions to non-controlling interests	(27)									(27)
Purchases of Treasury Stock	2,329								(2,329)
Retirement of Treasury Stock					(7,750)				7,750
Spin-off of Dow and Corteva	(50,654)			(31,010)	(30,123)	11,498	[2]	105		(1,124)
Other	(9)		1	3	(5)
Ending balance at Dec. 31, 2019	$ 41,556		7	50,796	(8,400)	(1,416)		0	0	569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 2.16
Adoption of Accounting Standard	$ (3)				(3)
Net (loss) income	(2,923)				(2,951)					28
Other comprehensive loss	1,460					1,460					$ 1,460
Dividends	(882)	[1]		(882)
Stock Issued During Period, Value, New Issues And Treasury Stock Reissued	57			57
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	98			98
Distributions to non-controlling interests	(50)									(50)
Purchases of Treasury Stock	(232)								(232)
Retirement of Treasury Stock					(232)				232
Other	(11)			(30)						19
Ending balance at Dec. 31, 2020	$ 39,070		$ 7	$ 50,039	$ (11,586)	$ 44		$ 0	$ 0	$ 566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 1.20

[1]	The 2019 and 2018 dividends declared and paid include dividends declared and paid to DowDuPont common stockholders prior to the DWDP Distributions.
[2]	Amounts reclassified to retained earnings as a result of the adoption of ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which was adopted April 1, 2018. The ASU allowed a reclassification from AOCL to retained earnings for stranded tax effects resulting from The Act.